Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Grant and collaboration revenue	$ 385,501	$ 1,823,658
Operating expenses:
Research and development	15,554,171	2,444,459
General and administrative	3,577,153	2,196,014
Total operating expenses	19,131,324	4,640,473
Loss from operations	(18,745,823)	(2,816,815)
Other income (expense):
Interest income	4,736	2,271
Interest expense	(1,286)	(143,524)
Gain on debt extinguishment	172,056
Total other income (expense)	175,506	(141,253)
Net loss	$ (18,570,317)	$ (2,958,068)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (3.04)	$ (2.14)
Weighted average shares outstanding (in shares)	6,099,933	1,383,829